SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF AMORTIZATION STRAIGHT LINE METHOD	The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%
The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%

SCHEDULE OF FOREIGN EXCHANGE RATES

Translation of amounts from MYR into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the period ended	As of and for the period ended	As of and for the period ended	As of and for the period ended
	March 31, 2022	March 31, 2021	December 31, 2021	December 31, 2020

Year/Period-end MYR : US$1 exchange rate	4.2060	4.1460	4.1650	4.0170
Year/Period-average MYR : US$1 exchange rate	4.1936	4.0678	4.1456	4.2011

Year/Period-end MYR : SGD 1 exchange rate	3.1064	3.0845	3.0853	3.0396
Year/Period-average MYR : SGD 1 exchange rate	3.1003	3.0530	3.0842	3.0462

Year/Period-end MYR : HKD 1 exchange rate	0.5372	0.5333	0.5342	0.5182
Year/Period-average MYR : HKD 1 exchange rate	0.5372	0.5243	0.5333	0.5417

Year/Period-end MYR : CNY 1 exchange rate	0.6630	0.6326	0.6547	0.6141
Year/Period-average MYR : CNY 1 exchange rate	0.6606	0.6277	0.6428	0.6091

Translation of amounts from MYR into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the year ended	As of and for the period ended
	December 31, 2021	December 31, 2020

Year/Period-end MYR : US$1 exchange rate	4.1650	4.0170
Year/Period-average MYR : US$1 exchange rate	4.1456	4.2011

Year/Period-end MYR : SGD 1 exchange rate	3.0853	3.0396
Year/Period-average MYR : SGD 1 exchange rate	3.0842	3.0462

Year/Period-end MYR : HKD 1 exchange rate	0.5342	0.5182
Year/Period-average MYR : HKD 1 exchange rate	0.5333	0.5417

Year/Period-end MYR : CNY 1 exchange rate	0.6547	0.6141
Year/Period-average MYR : CNY 1 exchange rate	0.6428	0.6091